ADVANCES TO ACQUIRE BUILDINGS (Details) $ in Thousands, $ in Thousands	Dec. 04, 2015 USD ($) square_meter	Dec. 04, 2015 ARS ($) square_meter	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of transactions between related parties [line items]
Advances to suppliers			$ 155	$ 4,013
Advances to suppliers (note 20)			25,498	$ 20,977
Sistemas Globales S.A. and IAFH Global S.A. | Subsidiaries
Disclosure of transactions between related parties [line items]
Area of real estate property | square_meter	4,896	4,896
Purchases of property and other assets, related party transactions		$ 180,279
Purchase agreement, payment one	$ 18,779
Purchase agreement, payment two	8,567
Purchase agreement, payment three	$ 3,672
Inversiones y Representaciones Sociedad Anonima IRSA
Disclosure of transactions between related parties [line items]
Advances to suppliers			1,660
Other Receivables Current
Disclosure of transactions between related parties [line items]
Advances to suppliers			$ 2,992